Share-Based Compensation - Restricted Stock Units (Details) - RSUs	9 Months Ended
Sep. 30, 2025 $ / shares shares
Number of RSUs
Unvested beginning balance (in shares) | shares	0
Granted (in shares) | shares	438,386
Vested (in shares) | shares	0
Forfeited (in shares) | shares	0
Unvested ending balance (in shares) | shares	438,386
Weighted Average Grant Date Fair Value
Unvested beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	6.16
Vested (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	0
Unvested ending balance (in dollars per share) | $ / shares	$ 6.16